Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases

NOTE 16. LEASES
This Note provides information for leases where the Grupo is the lessee:
(i) Amounts recognized in the Statement of Financial Position:

	12.31.23	12.31.22
Right-of-use asset (1)	35,832,194	46,406,338
Real estate	35,832,194	46,406,338
Lease Liabilities (2)	(59,387,390)	(48,182,059)
(1)     Recorded in Property, Plant and Equipment.
(2)     Recorded in Other Financial Liabilities, see Note 25.
Additions to the right-of-use assets during the financial year were Ps.10,654,875.
The maturity of lease liabilities is disclosed in Note 45.
(ii) Amounts recognized in the Statement of Income:

	12.31.23	12.31.22
Charge for depreciation of right-of-use assets (1)(2)	(13,628,339)	(16,846,191)
Interest Expenses (3)	(6,862,680)	(7,175,904)
Expenses related to short-term leases (4)	(224,406)	(323,851)
Expenses related to low-value assets leases (4)	(1,050,321)	(1,897,603)
Sublease Income (5)	142,250	27,263
(1)Depreciation for right of use of Real Property.
(2)Recorded in Depreciation Expenses, see Note 39.
(3)Recorded in Other Operating Expenses, Lease Interest, see Note 40.
(4)Recorded in Administrative Expenses, see Note 38.
(5)Recorded in Other Operating Income, see Note 34.
The roll forward of right -of-use assets and lease liabilities during the years 2023 and 2022 is as follows:

Right-of-use assets	12.31.23	12.31.22
Balances at the beginning of the year	46,406,338	55,083,744
Additions	10,654,875	8,472,642
Cancellation of contracts	(7,600,680)	(303,857)
Depreciation of the year	(13,628,339)	(16,846,191)
Balances at the end of the year	35,832,194	46,406,338

Lease liabilities(1)	12.31.23	12.31.22
Balances at the beginning of the year	48,182,059	53,577,854
New contracts	10,654,875	8,472,642
Cancellation of contracts	(7,600,680)	(303,857)
Lease payments	(12,846,530)	(16,793,805)
Leases financial cost	6,862,680	7,175,904
Translation differences and inflation adjustment	14,134,986	(3,946,679)
Balances at the end of the year	59,387,390	48,182,059
(1)Recorded in the item Other Financial Liabilities, see Note 25.
The total cash flows related to leases was Ps.12,846,530.